JPMorgan Short Duration Core Plus Fund
Schedule of Portfolio Investments as of November 30, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY.  IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 38.4%
Aerospace & Defense — 0.1%
Bombardier, Inc. (Canada) 6.00%, 2/15/2028 (a)	910	858
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (a)	329	356
TransDigm, Inc. 6.25%, 3/15/2026 (a)	1,196	1,188
Triumph Group, Inc. 7.75%, 8/15/2025	350	343
Wesco Aircraft Holdings, Inc. 9.00%, 11/15/2026 (a) (b)	942	89
		2,834
Automobile Components — 0.2%
Adient Global Holdings Ltd. 4.88%, 8/15/2026 (a)	1,335	1,285
Allison Transmission, Inc.
5.88%, 6/1/2029 (a)	855	828
3.75%, 1/30/2031 (a)	575	480
American Axle & Manufacturing, Inc. 6.50%, 4/1/2027	1,320	1,274
Clarios Global LP 6.25%, 5/15/2026 (a)	1,232	1,225
Dana, Inc.
5.63%, 6/15/2028	425	405
4.50%, 2/15/2032	770	632
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/2029	145	132
5.25%, 7/15/2031	1,455	1,262
Icahn Enterprises LP 5.25%, 5/15/2027	1,230	1,113
		8,636
Automobiles — 0.1%
Hyundai Capital America 3.00%, 2/10/2027 (a)	4,606	4,238
Banks — 18.4%
ABN AMRO Bank NV (Netherlands) 4.75%, 7/28/2025 (a)	16,158	15,685
AIB Group plc (Ireland)
(3-MONTH SOFR + 1.87%), 4.26%, 4/10/2025 (a) (c)	1,520	1,507
(SOFR + 2.33%), 6.61%, 9/13/2029 (a) (c)	16,690	17,012
ANZ New Zealand Int'l Ltd. (New Zealand) 3.40%, 3/19/2024 (a)	560	556
Banco Bilbao Vizcaya Argentaria SA (Spain) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.86%, 9/14/2026 (c)	17,400	17,327
Banco Continental SAECA (Paraguay) 2.75%, 12/10/2025 (a)	3,600	3,316
Banco Santander SA (Spain)
2.75%, 5/28/2025	3,200	3,044
5.15%, 8/18/2025	3,200	3,156
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (c)	16,000	14,193
6.61%, 11/7/2028	4,600	4,764
Bank of America Corp.
(3-MONTH CME TERM SOFR + 0.90%), 2.02%, 2/13/2026 (c)	7,825	7,453
(SOFR + 1.29%), 5.08%, 1/20/2027 (c)	11,420	11,294
(SOFR + 0.96%), 1.73%, 7/22/2027 (c)	11,829	10,678
(SOFR + 1.99%), 6.20%, 11/10/2028 (c)	9,600	9,816
(SOFR + 1.57%), 5.82%, 9/15/2029 (c)	9,680	9,766
Bank of Ireland Group plc (Ireland) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (a) (c)	18,735	16,728

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Barclays plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.28%, 11/24/2027 (c)	27,945	25,055
BNP Paribas SA (France)
(3-MONTH CME TERM SOFR + 1.37%), 2.82%, 11/19/2025 (a) (c)	7,170	6,948
(SOFR + 2.07%), 2.22%, 6/9/2026 (a) (c)	15,140	14,314
(SOFR + 1.00%), 1.32%, 1/13/2027 (a) (c)	4,862	4,418
BPCE SA (France)
4.63%, 7/11/2024 (a)	7,000	6,911
4.50%, 3/15/2025 (a)	8,687	8,445
(SOFR + 1.52%), 1.65%, 10/6/2026 (a) (c)	26,976	24,759
(SOFR + 2.10%), 5.98%, 1/18/2027 (a) (c)	3,080	3,065
CaixaBank SA (Spain) (SOFR + 2.08%), 6.68%, 9/13/2027 (a) (c)	15,990	16,136
Citigroup, Inc.
(SOFR + 0.67%), 0.98%, 5/1/2025 (c)	9,185	8,977
(SOFR + 2.84%), 3.11%, 4/8/2026 (c)	12,730	12,275
(SOFR + 1.55%), 5.61%, 9/29/2026 (c)	25,390	25,360
(SOFR + 0.77%), 1.12%, 1/28/2027 (c)	8,730	7,905
Cooperatieve Rabobank UA (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.66%, 8/22/2028 (a) (c)	10,450	10,032
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.56%, 2/28/2029 (a) (c)	7,230	7,179
Credit Agricole SA (France)
4.38%, 3/17/2025 (a)	24,035	23,388
(SOFR + 1.68%), 1.91%, 6/16/2026 (a) (c)	19,033	17,869
Danske Bank A/S (Denmark) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.18%), 6.26%, 9/22/2026 (a) (c)	6,860	6,906
DNB Bank ASA (Norway) (SOFRINDX + 1.95%), 5.90%, 10/9/2026 (a) (c)	11,650	11,648
Federation des Caisses Desjardins du Quebec (Canada) 5.70%, 3/14/2028 (a)	8,075	8,104
HSBC Holdings plc (United Kingdom)
(3-MONTH CME TERM SOFR + 1.47%), 3.80%, 3/11/2025 (c)	4,000	3,974
(SOFR + 0.71%), 0.98%, 5/24/2025 (c)	9,028	8,796
(3-MONTH CME TERM SOFR + 1.40%), 2.63%, 11/7/2025 (c)	852	825
(SOFR + 1.54%), 1.65%, 4/18/2026 (c)	6,255	5,885
(3-MONTH CME TERM SOFR + 1.61%), 4.29%, 9/12/2026 (c)	13,295	12,881
(SOFR + 1.10%), 2.25%, 11/22/2027 (c)	14,980	13,554
(SOFR + 2.61%), 5.21%, 8/11/2028 (c)	13,450	13,212
ING Groep NV (Netherlands)
3.55%, 4/9/2024	475	471
(SOFR + 1.01%), 1.73%, 4/1/2027 (c)	6,355	5,773
KBC Group NV (Belgium) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.80%, 1/19/2029 (a) (c)	3,760	3,731
Lloyds Banking Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.87%, 3/6/2029 (c)	20,510	20,564
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (c)	11,845	10,662
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.35%, 9/13/2028 (c)	11,000	10,970
Mizuho Financial Group Cayman 3 Ltd. (Japan) 4.60%, 3/27/2024 (a) (d)	23,520	23,386
Mizuho Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (c)	14,165	12,717

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
NatWest Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.64%, 6/14/2027 (c)	9,818	8,811
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 0.79%), 1.09%, 3/15/2025 (c)	11,070	10,885
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (c)	7,000	6,435
(SOFR + 2.75%), 6.83%, 11/21/2026 (c)	9,665	9,745
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.23%, 1/21/2026 (a) (c)	3,530	3,357
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (a) (c)	15,685	14,028
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 6.45%, 1/10/2029 (a) (c)	13,285	13,405
Sumitomo Mitsui Financial Group, Inc. (Japan)
4.44%, 4/2/2024 (a) (d)	13,148	13,067
5.52%, 1/13/2028	12,115	12,174
Svenska Handelsbanken AB (Sweden) 5.50%, 6/15/2028 (a)	10,000	9,927
Toronto-Dominion Bank (The) (Canada) 5.52%, 7/17/2028	9,975	10,046
Wells Fargo & Co.
(3-MONTH CME TERM SOFR + 1.09%), 2.41%, 10/30/2025 (c)	2,600	2,515
(3-MONTH CME TERM SOFR + 1.01%), 2.16%, 2/11/2026 (c)	5,080	4,851
(SOFR + 1.51%), 3.53%, 3/24/2028 (c)	12,760	11,963
(SOFR + 1.74%), 5.57%, 7/25/2029 (c)	14,415	14,392
(SOFR + 1.79%), 6.30%, 10/23/2029 (c)	5,640	5,810
		694,801
Biotechnology — 0.0% ^
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	633	249
Grifols SA (Spain) 4.75%, 10/15/2028 (a)	1,150	1,016
		1,265
Broadline Retail — 0.0% ^
NMG Holding Co., Inc. 7.13%, 4/1/2026 (a)	1,205	1,129
Shutterfly Finance LLC
8.50% (Blend (Cash 4.25% + PIK 4.25%)), 10/1/2027 (a) (e)	724	477
9.75%, 10/1/2027 (a)	88	87
		1,693
Building Products — 0.1%
Griffon Corp. 5.75%, 3/1/2028	1,062	1,004
JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	855	789
PGT Innovations, Inc. 4.38%, 10/1/2029 (a)	945	894
Standard Industries, Inc. 4.75%, 1/15/2028 (a)	1,048	985
Summit Materials LLC 5.25%, 1/15/2029 (a)	1,225	1,145
		4,817
Capital Markets — 4.5%
Credit Suisse AG (Switzerland)
5.00%, 7/9/2027	3,000	2,940
7.50%, 2/15/2028	15,000	16,076
Deutsche Bank AG (Germany) (SOFR + 1.87%), 2.13%, 11/24/2026 (c)	5,250	4,811

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
Goldman Sachs Group, Inc. (The)
(SOFR + 0.91%), 1.95%, 10/21/2027 (c)	12,799	11,493
(SOFR + 1.11%), 2.64%, 2/24/2028 (c)	29,050	26,459
Macquarie Group Ltd. (Australia)
(SOFR + 2.21%), 5.11%, 8/9/2026 (a) (c)	10,000	9,885
(SOFR + 1.07%), 1.34%, 1/12/2027 (a) (c)	5,680	5,150
(SOFR + 0.91%), 1.63%, 9/23/2027 (a) (c)	10,310	9,123
Morgan Stanley
(SOFR + 0.72%), 0.99%, 12/10/2026 (c)	7,750	7,024
(SOFR + 0.86%), 1.51%, 7/20/2027 (c)	18,405	16,525
(SOFR + 2.24%), 6.30%, 10/18/2028 (c)	9,600	9,865
(SOFR + 1.73%), 5.12%, 2/1/2029 (c)	8,665	8,529
Nomura Holdings, Inc. (Japan) 1.65%, 7/14/2026	17,065	15,380
UBS Group AG (Switzerland)
3.75%, 3/26/2025	1,935	1,878
(SOFR + 1.56%), 2.59%, 9/11/2025 (a) (c)	15,000	14,576
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 1.36%, 1/30/2027 (a) (c)	2,865	2,590
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 4.70%, 8/5/2027 (a) (c)	7,500	7,272
		169,576
Chemicals — 0.3%
Braskem Netherlands Finance BV (Brazil) 4.50%, 1/31/2030 (f)	3,250	2,660
Chemours Co. (The) 5.75%, 11/15/2028 (a)	1,836	1,662
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	1,000	889
NOVA Chemicals Corp. (Canada) 5.25%, 6/1/2027 (a)	998	898
Rain CII Carbon LLC 7.25%, 4/1/2025 (a)	20	19
Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029	2,081	1,774
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (a)	306	256
WR Grace Holdings LLC
4.88%, 6/15/2027 (a)	824	785
5.63%, 8/15/2029 (a)	497	418
		9,361
Commercial Services & Supplies — 0.2%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	1,040	900
Allied Universal Holdco LLC 4.63%, 6/1/2028 (a)	1,200	1,042
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	1,030	975
Garda World Security Corp. (Canada) 4.63%, 2/15/2027 (a)	975	927
GFL Environmental, Inc. (Canada) 4.00%, 8/1/2028 (a)	1,802	1,608
Madison IAQ LLC 4.13%, 6/30/2028 (a)	1,439	1,278
Prime Security Services Borrower LLC 5.75%, 4/15/2026 (a)	1,959	1,938
		8,668
Communications Equipment — 0.1%
CommScope, Inc.
6.00%, 3/1/2026 (a)	1,523	1,306

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Communications Equipment — continued
8.25%, 3/1/2027 (a)	905	450
4.75%, 9/1/2029 (a)	506	318
		2,074
Construction & Engineering — 0.1%
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	1,170	1,058
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	1,330	1,111
Weekley Homes LLC 4.88%, 9/15/2028 (a)	850	779
		2,948
Consumer Finance — 2.0%
AerCap Ireland Capital DAC (Ireland)
3.50%, 1/15/2025	155	151
6.50%, 7/15/2025	12,075	12,132
Ally Financial, Inc. 5.75%, 11/20/2025	525	515
Avolon Holdings Funding Ltd. (Ireland)
5.25%, 5/15/2024 (a)	3,926	3,900
5.50%, 1/15/2026 (a)	5,000	4,902
Capital One Financial Corp.
3.90%, 1/29/2024	2,405	2,397
(SOFR + 2.08%), 5.47%, 2/1/2029 (c)	19,895	19,112
Ford Motor Credit Co. LLC
4.39%, 1/8/2026	810	777
4.13%, 8/17/2027	4,430	4,094
5.11%, 5/3/2029	1,212	1,139
4.00%, 11/13/2030	1,220	1,049
General Motors Financial Co., Inc. 1.05%, 3/8/2024	5,395	5,326
Navient Corp. 5.88%, 10/25/2024	525	520
OneMain Finance Corp. 7.13%, 3/15/2026	1,773	1,788
Park Aerospace Holdings Ltd. (Ireland) 5.50%, 2/15/2024 (a)	17,252	17,205
		75,007
Consumer Staples Distribution & Retail — 0.1%
Albertsons Cos., Inc.
4.63%, 1/15/2027 (a)	2,696	2,590
3.50%, 3/15/2029 (a)	258	229
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	755	731
Rite Aid Corp. 8.00%, 11/15/2026 (a) (b)	1,309	988
		4,538
Containers & Packaging — 0.3%
Ardagh Packaging Finance plc
4.13%, 8/15/2026 (a)	810	717
5.25%, 8/15/2027 (a)	940	690
Canpack SA (Poland) 3.88%, 11/15/2029 (a)	580	487
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	705	620
Graphic Packaging International LLC 1.51%, 4/15/2026 (a)	2,925	2,642
LABL, Inc. 6.75%, 7/15/2026 (a)	1,165	1,107
Mauser Packaging Solutions Holding Co. 7.88%, 8/15/2026 (a)	1,675	1,664

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Containers & Packaging — continued
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	1,150	1,138
Trivium Packaging Finance BV (Netherlands) 5.50%, 8/15/2026 (a) (g)	1,335	1,283
		10,348
Diversified Consumer Services — 0.0% ^
Service Corp. International 3.38%, 8/15/2030	705	592
Diversified Telecommunication Services — 0.5%
Altice France Holding SA (Luxembourg) 6.00%, 2/15/2028 (a)	1,805	729
Altice France SA (France) 5.50%, 10/15/2029 (a)	1,197	864
CCO Holdings LLC
5.13%, 5/1/2027 (a)	1,073	1,021
5.00%, 2/1/2028 (a)	1,363	1,277
4.75%, 3/1/2030 (a)	1,655	1,448
4.25%, 2/1/2031 (a)	4,796	4,001
4.75%, 2/1/2032 (a)	615	517
4.50%, 6/1/2033 (a)	1,029	823
4.25%, 1/15/2034 (a)	1,565	1,221
Frontier Communications Holdings LLC 5.88%, 10/15/2027 (a)	1,094	1,028
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (a)	1,123	1,041
Intelsat Jackson Holdings SA, Escrow (Luxembourg) 5.50%, 8/1/2023 ‡ (b)	1,590	—
Lumen Technologies, Inc.
5.13%, 12/15/2026 (a)	1,230	603
4.00%, 2/15/2027 (a)	4,064	2,147
Telecom Italia Capital SA (Italy) 6.38%, 11/15/2033	710	665
Virgin Media Secured Finance plc (United Kingdom) 5.50%, 5/15/2029 (a)	975	917
		18,302
Electric Utilities — 1.5%
EnfraGen Energia Sur SA (Colombia) 5.38%, 12/30/2030 (f)	2,200	1,650
Eskom Holdings SOC Ltd. (South Africa) 7.13%, 2/11/2025 (f)	2,000	1,989
Evergy, Inc. 2.45%, 9/15/2024	1,300	1,266
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	13,680	12,598
Instituto Costarricense de Electricidad (Costa Rica) 6.75%, 10/7/2031 (a)	1,350	1,297
Jersey Central Power & Light Co. 4.30%, 1/15/2026 (a)	230	223
NextEra Energy Capital Holdings, Inc. 5.75%, 9/1/2025	4,290	4,293
NRG Energy, Inc.
3.75%, 6/15/2024 (a)	10,148	10,001
5.75%, 1/15/2028	1,400	1,366
5.25%, 6/15/2029 (a)	1,185	1,104
PG&E Corp. 5.00%, 7/1/2028	1,249	1,188
Vistra Operations Co. LLC
3.70%, 1/30/2027 (a)	18,840	17,517
5.63%, 2/15/2027 (a)	1,200	1,167
4.38%, 5/1/2029 (a)	367	331
		55,990
Energy Equipment & Services — 0.2%
Guara Norte SARL (Brazil) 5.20%, 6/15/2034 (a)	3,430	3,009

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Energy Equipment & Services — continued
Nabors Industries Ltd. 7.25%, 1/15/2026 (a)	675	645
Precision Drilling Corp. (Canada) 7.13%, 1/15/2026 (a)	530	527
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (a)	725	740
Transocean, Inc. 8.75%, 2/15/2030 (a)	177	180
USA Compression Partners LP 6.88%, 9/1/2027	970	958
		6,059
Entertainment — 0.3%
Cinemark USA, Inc. 5.25%, 7/15/2028 (a)	1,160	1,044
Live Nation Entertainment, Inc. 4.75%, 10/15/2027 (a)	1,785	1,678
Warnermedia Holdings, Inc. 3.76%, 3/15/2027	10,000	9,436
		12,158
Financial Services — 0.9%
Block, Inc.
2.75%, 6/1/2026	419	387
3.50%, 6/1/2031	404	338
Element Fleet Management Corp. (Canada)
1.60%, 4/6/2024 (a)	2,165	2,131
3.85%, 6/15/2025 (a)	14,380	13,859
Fondo MIVIVIENDA SA (Peru) 4.63%, 4/12/2027 (a)	1,350	1,290
Nationstar Mortgage Holdings, Inc. 6.00%, 1/15/2027 (a)	1,070	1,033
Nationwide Building Society (United Kingdom) (SOFR + 1.91%), 6.56%, 10/18/2027 (a) (c)	13,625	13,824
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	403	416
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	912	824
3.63%, 3/1/2029 (a)	591	519
		34,621
Food Products — 0.7%
Bunge Ltd. Finance Corp. 1.63%, 8/17/2025	10,338	9,679
Post Holdings, Inc. 4.63%, 4/15/2030 (a)	1,559	1,393
Viterra Finance BV (Netherlands)
2.00%, 4/21/2026 (a)	14,555	13,334
4.90%, 4/21/2027 (a)	3,820	3,712
		28,118
Ground Transportation — 0.1%
Avis Budget Car Rental LLC 5.75%, 7/15/2027 (a)	1,325	1,250
Hertz Corp. (The) 4.63%, 12/1/2026 (a)	1,945	1,714
XPO, Inc.
6.25%, 6/1/2028 (a)	325	321
7.13%, 6/1/2031 (a)	330	334
		3,619

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Equipment & Supplies — 0.1%
Medline Borrower LP
3.88%, 4/1/2029 (a)	1,161	1,031
5.25%, 10/1/2029 (a)	852	771
		1,802
Health Care Providers & Services — 0.6%
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (a)	610	584
5.00%, 4/15/2029 (a)	100	93
Community Health Systems, Inc.
5.63%, 3/15/2027 (a)	2,398	2,140
6.00%, 1/15/2029 (a)	1,644	1,385
DaVita, Inc. 4.63%, 6/1/2030 (a)	1,780	1,505
Encompass Health Corp. 4.75%, 2/1/2030	1,630	1,481
HCA, Inc. 5.20%, 6/1/2028	10,840	10,685
Tenet Healthcare Corp.
4.88%, 1/1/2026	2,250	2,211
6.25%, 2/1/2027	1,371	1,365
4.63%, 6/15/2028	455	424
4.25%, 6/1/2029	923	827
		22,700
Hotel & Resort REITs — 0.0% ^
RHP Hotel Properties LP 4.75%, 10/15/2027	1,464	1,390
Hotels, Restaurants & Leisure — 0.6%
1011778 BC ULC (Canada) 3.88%, 1/15/2028 (a)	1,304	1,200
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	1,248	1,128
Caesars Entertainment, Inc. 6.25%, 7/1/2025 (a)	956	950
Carnival Corp.
9.88%, 8/1/2027 (a)	1,686	1,762
4.00%, 8/1/2028 (a)	1,083	981
6.00%, 5/1/2029 (a)	1,119	1,029
Cedar Fair LP 5.25%, 7/15/2029	1,665	1,522
Gohl Capital Ltd. (Malaysia) 4.25%, 1/24/2027 (f)	3,800	3,582
Hilton Domestic Operating Co., Inc.
3.75%, 5/1/2029 (a)	1,030	925
4.00%, 5/1/2031 (a)	126	111
Marriott Ownership Resorts, Inc.
4.75%, 1/15/2028	390	343
4.50%, 6/15/2029 (a)	690	580
MGM Resorts International
5.75%, 6/15/2025	629	625
5.50%, 4/15/2027	1,192	1,155
Royal Caribbean Cruises Ltd.
11.63%, 8/15/2027 (a)	705	765
8.25%, 1/15/2029 (a)	647	675
9.25%, 1/15/2029 (a)	647	689
Six Flags Entertainment Corp. 5.50%, 4/15/2027 (a)	806	771

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
Station Casinos LLC 4.50%, 2/15/2028 (a)	1,290	1,167
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (a)	1,900	1,711
		21,671
Household Durables — 0.1%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	1,292	1,250
Tempur Sealy International, Inc. 4.00%, 4/15/2029 (a)	1,892	1,637
		2,887
Household Products — 0.1%
Central Garden & Pet Co. 5.13%, 2/1/2028	1,010	960
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	1,350	1,207
4.38%, 3/31/2029 (a)	294	253
Spectrum Brands, Inc.
5.00%, 10/1/2029 (a)	840	775
5.50%, 7/15/2030 (a)	532	497
		3,692
Independent Power and Renewable Electricity Producers — 0.2%
Calpine Corp.
4.50%, 2/15/2028 (a)	580	547
5.13%, 3/15/2028 (a)	665	626
Constellation Energy Generation LLC 5.60%, 3/1/2028	6,570	6,616
Termocandelaria Power Ltd. (Colombia) 7.88%, 1/30/2029 (f)	1,317	1,263
		9,052
Insurance — 0.3%
Athene Global Funding
1.45%, 1/8/2026 (a)	6,929	6,288
2.95%, 11/12/2026 (a)	7,071	6,469
		12,757
IT Services — 0.1%
Arches Buyer, Inc. 4.25%, 6/1/2028 (a)	1,100	958
Presidio Holdings, Inc. 4.88%, 2/1/2027 (a)	1,233	1,193
		2,151
Leisure Products — 0.0% ^
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	1,000	948
Machinery — 0.0% ^
Trinity Industries, Inc. 4.55%, 10/1/2024	520	508
Media — 1.0%
Altice Financing SA (Luxembourg) 5.00%, 1/15/2028 (a)	900	771
Charter Communications Operating LLC 6.15%, 11/10/2026	9,150	9,265
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a)	2,540	2,351
7.75%, 4/15/2028 (a)	322	264
CSC Holdings LLC 6.50%, 2/1/2029 (a)	3,655	3,091

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
Directv Financing LLC 5.88%, 8/15/2027 (a)	1,576	1,418
DISH DBS Corp.
5.88%, 11/15/2024	1,524	1,338
7.75%, 7/1/2026	950	567
5.25%, 12/1/2026 (a)	2,380	1,914
5.75%, 12/1/2028 (a)	1,045	774
Gray Escrow II, Inc. 5.38%, 11/15/2031 (a)	1,068	761
Gray Television, Inc. 7.00%, 5/15/2027 (a)	350	318
iHeartCommunications, Inc.
6.38%, 5/1/2026	1,315	1,119
8.38%, 5/1/2027	370	259
5.25%, 8/15/2027 (a)	430	330
News Corp. 3.88%, 5/15/2029 (a)	428	379
Nexstar Media, Inc. 4.75%, 11/1/2028 (a)	1,705	1,509
Scripps Escrow II, Inc. 5.38%, 1/15/2031 (a)	565	387
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	455	383
Sinclair Television Group, Inc. 5.13%, 2/15/2027 (a)	1,495	1,305
Sirius XM Radio, Inc.
4.00%, 7/15/2028 (a)	3,583	3,201
5.50%, 7/1/2029 (a)	908	844
Stagwell Global LLC 5.63%, 8/15/2029 (a)	1,238	1,085
Summer BC Bidco B LLC 5.50%, 10/31/2026 (a)	360	322
TEGNA, Inc.
4.63%, 3/15/2028	264	240
5.00%, 9/15/2029	400	356
Univision Communications, Inc. 4.50%, 5/1/2029 (a)	1,770	1,553
Videotron Ltd. (Canada) 5.13%, 4/15/2027 (a)	823	796
		36,900
Metals & Mining — 0.2%
Alcoa Nederland Holding BV 6.13%, 5/15/2028 (a)	1,225	1,206
ATI, Inc. 5.88%, 12/1/2027	1,312	1,268
Cleveland-Cliffs, Inc.
6.75%, 3/15/2026 (a)	771	772
5.88%, 6/1/2027	670	658
Corp. Nacional del Cobre de Chile (Chile) 5.13%, 2/2/2033 (a)	200	186
CSN Inova Ventures (Brazil) 6.75%, 1/28/2028 (f)	3,150	2,979
FMG Resources August 2006 Pty. Ltd. (Australia) 4.50%, 9/15/2027 (a)	815	769
Novelis Corp. 4.75%, 1/30/2030 (a)	1,005	912
		8,750
Multi-Utilities — 0.1%
Puget Energy, Inc. 2.38%, 6/15/2028	4,515	3,921
Oil, Gas & Consumable Fuels — 2.0%
Aker BP ASA (Norway) 2.00%, 7/15/2026 (a)	10,999	10,025
Antero Midstream Partners LP
7.88%, 5/15/2026 (a)	730	744
5.38%, 6/15/2029 (a)	272	255

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Antero Resources Corp. 7.63%, 2/1/2029 (a)	675	691
APA Infrastructure Ltd. (Australia) 4.20%, 3/23/2025 (a)	3,088	3,022
Baytex Energy Corp. (Canada) 8.75%, 4/1/2027 (a)	560	574
Buckeye Partners LP
4.13%, 12/1/2027	530	490
4.50%, 3/1/2028 (a)	725	662
Chesapeake Energy Corp. 6.75%, 4/15/2029 (a)	1,264	1,260
Chord Energy Corp. 6.38%, 6/1/2026 (a)	505	502
Civitas Resources, Inc.
8.38%, 7/1/2028 (a)	394	404
8.75%, 7/1/2031 (a)	348	360
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	1,461	1,345
Crescent Energy Finance LLC 9.25%, 2/15/2028 (a)	860	889
DT Midstream, Inc. 4.13%, 6/15/2029 (a)	1,471	1,321
Ecopetrol SA (Colombia)
5.38%, 6/26/2026	2,000	1,933
8.63%, 1/19/2029	820	847
Energian Israel Finance Ltd. (Israel) 4.88%, 3/30/2026 (f)	1,363	1,245
Energy Transfer LP
5.75%, 4/1/2025	1,506	1,499
5.55%, 2/15/2028	3,200	3,213
EQM Midstream Partners LP
4.50%, 1/15/2029 (a)	1,252	1,142
4.75%, 1/15/2031 (a)	527	469
Genesis Energy LP 6.25%, 5/15/2026	1,118	1,095
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (a)	14,782	13,841
Greenko Dutch BV (India) 3.85%, 3/29/2026 (a)	3,830	3,504
Gulfport Energy Corp.
8.00%, 5/17/2026	23	23
8.00%, 5/17/2026 (a)	514	521
Gulfport Energy Operating Corp. 6.63%, 5/1/2023 ‡ (b)	660	2
Gulfport Energy Operating Corp., Escrow 6.00%, 10/15/2024 ‡ (b)	1,080	3
Leviathan Bond Ltd. (Israel)
6.13%, 6/30/2025 (f)	1,200	1,158
6.50%, 6/30/2027 (f)	1,850	1,732
NGL Energy Operating LLC 7.50%, 2/1/2026 (a)	440	442
Northriver Midstream Finance LP (Canada) 5.63%, 2/15/2026 (a)	130	126
NuStar Logistics LP
5.63%, 4/28/2027	1,010	994
6.38%, 10/1/2030	172	168
Peru LNG Srl (Peru) 5.38%, 3/22/2030 (f)	2,300	1,771
Petroleos Mexicanos (Mexico)
4.25%, 1/15/2025	1,800	1,726
4.50%, 1/23/2026	2,800	2,548
6.88%, 8/4/2026	3,950	3,711
6.49%, 1/23/2027	3,600	3,240
Range Resources Corp. 4.75%, 2/15/2030 (a)	680	620

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Southwestern Energy Co.
5.38%, 2/1/2029	815	775
4.75%, 2/1/2032	337	301
Sunoco LP 4.50%, 5/15/2029	1,249	1,138
Tallgrass Energy Partners LP
7.50%, 10/1/2025 (a)	1,164	1,171
6.00%, 12/31/2030 (a)	1,170	1,056
Venture Global LNG, Inc.
8.13%, 6/1/2028 (a)	431	427
9.50%, 2/1/2029 (a)	625	645
		75,630
Passenger Airlines — 0.1%
American Airlines, Inc.
5.50%, 4/20/2026 (a)	2,437	2,399
5.75%, 4/20/2029 (a)	1,050	1,006
United Airlines, Inc. 4.38%, 4/15/2026 (a)	776	738
		4,143
Personal Care Products — 0.0% ^
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	1,082	1,031
Pharmaceuticals — 0.1%
Bausch Health Cos., Inc.
5.75%, 8/15/2027 (a)	2,645	1,442
5.00%, 1/30/2028 (a)	1,724	638
4.88%, 6/1/2028 (a)	4,298	2,187
5.25%, 2/15/2031 (a)	420	148
Organon & Co.
4.13%, 4/30/2028 (a)	425	377
5.13%, 4/30/2031 (a)	537	423
		5,215
Real Estate Management & Development — 0.0% ^
Realogy Group LLC 5.75%, 1/15/2029 (a)	905	645
Semiconductors & Semiconductor Equipment — 0.6%
ams-OSRAM AG (Austria) 7.00%, 7/31/2025 (a)	250	254
Entegris, Inc. 4.38%, 4/15/2028 (a)	1,145	1,069
Microchip Technology, Inc. 4.25%, 9/1/2025	20,000	19,499
		20,822
Software — 0.2%
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	1,355	1,222
NCR Voyix Corp. 5.13%, 4/15/2029 (a)	1,653	1,514
Oracle Corp. 4.50%, 5/6/2028	6,110	5,966
RingCentral, Inc. 8.50%, 8/15/2030 (a)	385	384
		9,086

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Specialized REITs — 0.1%
Crown Castle, Inc. 5.00%, 1/11/2028	2,125	2,075
Iron Mountain, Inc. 4.88%, 9/15/2027 (a)	689	652
		2,727
Specialty Retail — 0.3%
Asbury Automotive Group, Inc. 4.50%, 3/1/2028	825	759
Bath & Body Works, Inc.
5.25%, 2/1/2028	430	413
7.50%, 6/15/2029	895	919
6.88%, 11/1/2035	1,190	1,126
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	1,010	831
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	1,036	933
Lithia Motors, Inc.
4.63%, 12/15/2027 (a)	274	255
3.88%, 6/1/2029 (a)	1,030	908
PetSmart, Inc. 4.75%, 2/15/2028 (a)	1,131	1,034
SRS Distribution, Inc. 4.63%, 7/1/2028 (a)	1,275	1,164
Staples, Inc.
7.50%, 4/15/2026 (a)	907	803
10.75%, 4/15/2027 (a)	750	488
		9,633
Technology Hardware, Storage & Peripherals — 0.0% ^
Seagate HDD Cayman
8.25%, 12/15/2029 (a)	304	323
4.13%, 1/15/2031	1,060	908
8.50%, 7/15/2031 (a)	76	81
		1,312
Tobacco — 0.4%
BAT Capital Corp. (United Kingdom) 2.79%, 9/6/2024	9,615	9,392
BAT International Finance plc (United Kingdom) 1.67%, 3/25/2026	5,320	4,877
		14,269
Trading Companies & Distributors — 0.5%
Air Lease Corp.
2.30%, 2/1/2025	12,700	12,160
3.38%, 7/1/2025	3,960	3,800
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	795	772
United Rentals North America, Inc.
4.88%, 1/15/2028	614	590
5.25%, 1/15/2030	500	478
WESCO Distribution, Inc. 7.13%, 6/15/2025 (a)	739	740
		18,540
Wireless Telecommunication Services — 0.0% ^
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	1,181	929
Total Corporate Bonds (Cost $1,543,835)		1,453,374

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — 17.6%
ACC Trust Series 2022-1, Class B, 2.55%, 2/20/2025 (a)	5,516	5,357
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (a)	1,921	1,740
ACM Auto Trust Series 2023-1A, Class B, 7.26%, 1/22/2030 (a)	3,400	3,395
American Credit Acceptance Receivables Trust
Series 2020-1, Class E, 3.32%, 3/13/2026 (a)	7,550	7,526
Series 2020-3, Class E, 3.88%, 8/13/2026 (a)	5,700	5,668
Series 2021-1, Class D, 1.14%, 3/15/2027 (a)	5,614	5,485
Series 2021-1, Class E, 2.29%, 3/15/2027 (a)	8,040	7,889
Series 2021-2, Class D, 1.34%, 7/13/2027 (a)	8,400	8,138
Series 2022-4, Class C, 7.86%, 2/15/2029 (a)	2,450	2,472
Series 2023-1, Class D, 6.35%, 4/12/2029 (a)	2,000	1,964
AMSR Trust
Series 2021-SFR1, Class C, 2.35%, 6/17/2038 (a)	581	487
Series 2021-SFR3, Class E1, 2.33%, 10/17/2038 (a)	2,700	2,325
Series 2021-SFR3, Class E2, 2.43%, 10/17/2038 (a)	5,500	4,681
Series 2021-SFR4, Class E1, 2.97%, 12/17/2038 (a)	1,821	1,575
Series 2023-SFR2, Class B, 3.95%, 6/17/2040 (a)	1,500	1,352
Amur Equipment Finance Receivables X LLC Series 2022-1A, Class D, 2.91%, 8/21/2028 (a)	3,210	2,941
Aqua Finance Trust
Series 2020-AA, Class A, 1.90%, 7/17/2046 (a)	863	799
Series 2021-A, Class B, 2.40%, 7/17/2046 (a)	2,187	1,771
AREIT Trust Series 2021-CRE5, Class C, 7.69%, 11/17/2038 ‡ (a) (h)	20,131	19,077
Atlas Senior Loan Fund (Cayman Islands) Series 2019-13A, Class A1NR, 6.75%, 4/22/2031 (a) (h)	4,948	4,930
Bridgecrest Lending Auto Securitization Trust Series 2023-1, Class C, 7.10%, 8/15/2029	1,750	1,776
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035 ‡ (a)	1,161	1,101
Series 2021-1A, Class A, 2.16%, 4/15/2036 ‡ (a)	6,151	5,636
BXMT Ltd.
Series 2021-FL4, Class A, 6.49%, 5/15/2038 (a) (h)	3,000	2,859
Series 2021-FL4, Class C, 7.19%, 5/15/2038 (a) (h)	1,750	1,530
CarNow Auto Receivables Trust
Series 2021-1A, Class C, 2.16%, 2/17/2026 (a)	527	525
Series 2021-2A, Class D, 2.25%, 3/15/2027 (a)	7,190	6,808
Series 2022-1A, Class D, 5.79%, 9/15/2027 (a)	6,145	5,429
CARS-DB4 LP
Series 2020-1A, Class A4, 3.19%, 2/15/2050 (a)	1,482	1,409
Series 2020-1A, Class B1, 4.17%, 2/15/2050 (a)	1,500	1,424
Carvana Auto Receivables Trust
Series 2019-4A, Class D, 3.07%, 7/15/2025 (a)	262	262
Series 2020-N1A, Class D, 3.43%, 1/15/2026 (a)	1,210	1,204
Cascade MH Asset Trust Series 2019-MH1, Class A, 4.00%, 11/25/2044 (a) (h)	3,179	3,031
CF Hippolyta Issuer LLC Series 2021-1A, Class B1, 1.98%, 3/15/2061 (a)	2,243	1,954
Continental Finance Credit Card ABS Master Trust Series 2021-A, Class A, 2.55%, 12/17/2029 (a)	3,100	2,921
CPS Auto Receivables Trust
Series 2019-D, Class E, 3.86%, 10/15/2025 (a)	10,839	10,753
Series 2020-A, Class E, 4.09%, 12/15/2025 (a)	1,649	1,636
Series 2020-C, Class D, 2.41%, 11/16/2026 (a)	1,709	1,689
Series 2021-A, Class D, 1.16%, 12/15/2026 (a)	2,368	2,308

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2020-C, Class E, 4.22%, 5/17/2027 (a)	18,450	17,815
Series 2021-D, Class D, 2.31%, 12/15/2027 (a)	15,550	14,719
Series 2022-A, Class D, 2.84%, 4/16/2029 (a)	11,479	10,710
Credit Acceptance Auto Loan Trust
Series 2021-2A, Class B, 1.26%, 4/15/2030 (a)	6,000	5,880
Series 2021-2A, Class C, 1.64%, 6/17/2030 (a)	2,500	2,414
Series 2021-3A, Class C, 1.63%, 9/16/2030 (a)	2,500	2,361
Series 2023-2A, Class B, 6.61%, 7/15/2033 (a)	2,250	2,222
Series 2023-1A, Class C, 7.71%, 7/15/2033 (a)	6,500	6,537
Series 2023-3A, Class C, 7.62%, 12/15/2033 (a)	1,050	1,048
Diamond Resorts Owner Trust Series 2021-1A, Class C, 2.70%, 11/21/2033 (a)	344	315
Driven Brands Funding LLC Series 2021-1A, Class A2, 2.79%, 10/20/2051 (a)	5,180	4,305
DT Auto Owner Trust
Series 2020-3A, Class D, 1.84%, 6/15/2026 (a)	1,750	1,680
Series 2021-1A, Class D, 1.16%, 11/16/2026 (a)	1,567	1,488
Series 2021-2A, Class D, 1.50%, 2/16/2027 (a)	3,611	3,414
Series 2020-1A, Class E, 3.48%, 2/16/2027 (a)	10,000	9,781
Series 2021-3A, Class D, 1.31%, 5/17/2027 (a)	18,750	17,253
Series 2021-4A, Class D, 1.99%, 9/15/2027 (a)	7,714	7,069
Elara HGV Timeshare Issuer LLC Series 2021-A, Class B, 1.74%, 8/27/2035 (a)	2,455	2,225
Exeter Automobile Receivables Trust
Series 2019-3A, Class D, 3.11%, 8/15/2025 (a)	125	124
Series 2020-3A, Class E, 3.44%, 8/17/2026 (a)	4,203	4,068
Series 2019-3A, Class E, 4.00%, 8/17/2026 (a)	810	800
Series 2019-4A, Class E, 3.56%, 10/15/2026 (a)	13,000	12,785
Series 2020-1A, Class E, 3.74%, 1/15/2027 (a)	865	839
Series 2021-2A, Class D, 1.40%, 4/15/2027	13,533	12,636
Series 2021-4A, Class D, 1.96%, 1/17/2028	15,065	14,034
First Investors Auto Owner Trust
Series 2021-1A, Class C, 1.17%, 3/15/2027 (a)	2,250	2,179
Series 2023-1A, Class B, 6.55%, 12/17/2029 (a)	3,264	3,297
FirstKey Homes Trust Series 2021-SFR3, Class E1, 2.99%, 12/17/2038 (a)	6,000	5,272
Flagship Credit Auto Trust Series 2021-1, Class D, 1.27%, 3/15/2027 (a)	4,361	4,010
Foundation Finance Trust Series 2021-1A, Class A, 1.27%, 5/15/2041 (a)	7,394	6,531
FRTKL
Series 2021-SFR1, Class D, 2.17%, 9/17/2038 (a)	6,762	5,886
Series 2021-SFR1, Class E1, 2.37%, 9/17/2038 (a)	3,750	3,212
GLS Auto Receivables Issuer Trust
Series 2020-4A, Class D, 1.64%, 10/15/2026 (a)	3,000	2,914
Series 2021-3A, Class D, 1.48%, 7/15/2027 (a)	9,800	9,050
Goldman Home Improvement Trust Issuer Trust Series 2021-GRN2, Class A, 1.15%, 6/25/2051 (a)	8,002	7,416
Granite Park Equipment Leasing LLC Series 2023-1A, Class D, 7.00%, 8/22/2033 (a)	1,000	964
Home Partners of America Trust
Series 2021-2, Class E1, 2.85%, 12/17/2026 (a)	9,624	8,333
Series 2021-3, Class E1, 3.20%, 1/17/2041 (a)	460	378
Lendbuzz Securitization Trust
Series 2021-1A, Class A, 1.46%, 6/15/2026 (a)	3,338	3,220
Series 2022-1A, Class A, 4.22%, 5/17/2027 (a)	1,354	1,319

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Lendingpoint Asset Securitization Trust Series 2022-A, Class C, 2.82%, 6/15/2029 (a)	11,700	11,507
LendingPoint Asset Securitization Trust Series 2020-REV1, Class B, 4.49%, 10/15/2028 (a)	8,281	8,224
LendingPoint Pass-Through Trust Series 2022-ST1, Class A, 2.50%, 3/15/2028 (a)	901	875
Lendmark Funding Trust
Series 2021-1A, Class B, 2.47%, 11/20/2031 (a)	2,750	2,316
Series 2021-2A, Class A, 2.00%, 4/20/2032 (a)	4,444	3,857
LP LMS Asset Securitization Trust Series 2023-1A, Class A, 8.18%, 10/17/2033 ‡ (a)	5,833	5,807
Mariner Finance Issuance Trust Series 2021-AA, Class A, 1.86%, 3/20/2036 (a)	6,885	6,177
Merchants Fleet Funding LLC Series 2023-1A, Class A, 7.21%, 5/20/2036 (a)	4,575	4,605
Mercury Financial Credit Card Master Trust Series 2023-1A, Class A, 8.04%, 9/20/2027 (a)	3,667	3,692
Morgan Stanley ABS Capital I, Inc. Trust Series 2004-SD1, Class A, 6.26%, 8/25/2034 (h)	167	163
New Residential Mortgage Loan Trust Series 2022-SFR1, Class E1, 3.55%, 2/17/2039 (a)	2,730	2,344
NRZ Excess Spread-Collateralized Notes
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (a)	7,864	7,232
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	5,567	5,091
Octane Receivables Trust Series 2023-1A, Class C, 6.37%, 9/20/2029 (a)	1,709	1,702
OnDeck Asset Securitization Trust IV LLC Series 2023-1A, Class A, 7.00%, 8/19/2030 (a)	3,744	3,738
Oportun Funding XIV LLC Series 2021-A, Class A, 1.21%, 3/8/2028 (a)	2,400	2,282
Oportun Issuance Trust Series 2021-B, Class A, 1.47%, 5/8/2031 (a)	4,384	4,024
Pagaya AI Debt Selection Trust Series 2021-HG1, Class A, 1.22%, 1/16/2029 (a)	4,772	4,618
Pagaya AI Debt Trust Series 2023-1, Class A, 7.56%, 7/15/2030 (a)	954	957
Pawneee Equipment Receivables LLC Series 2021-1, Class B, 1.82%, 7/15/2027 (a)	2,066	1,953
PFP Ltd. (Cayman Islands) Series 2021-7, Class C, 7.09%, 4/14/2038 (a) (h)	3,333	3,228
PRET LLC
Series 2021-NPL3, Class A1, 1.87%, 7/25/2051 (a) (g)	3,426	3,213
Series 2021-NPL6, Class A1, 2.49%, 7/25/2051 (a) (g)	2,453	2,370
Series 2021-RN4, Class A1, 2.49%, 10/25/2051 (a) (h)	4,339	4,127
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL2, Class A1, 1.99%, 6/27/2060 (a) (g)	4,708	4,433
Series 2021-NPL4, Class A1, 2.36%, 10/27/2060 (a) (g)	6,850	6,520
Progress Residential Series 2021-SFR1, Class D, 1.81%, 4/17/2038 (a)	3,171	2,818
Progress Residential Trust
Series 2021-SFR6, Class C, 1.86%, 7/17/2038 (a)	6,250	5,507
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (a)	6,500	5,599
PRPM LLC
Series 2021-2, Class A1, 2.12%, 3/25/2026 (a) (h)	2,132	2,068
Series 2021-4, Class A1, 1.87%, 4/25/2026 (a) (g)	8,746	8,321
Series 2021-7, Class A1, 1.87%, 8/25/2026 (a) (g)	3,581	3,386
Series 2021-8, Class A1, 1.74%, 9/25/2026 (a) (h)	4,698	4,410
Series 2021-10, Class A1, 2.49%, 10/25/2026 (a) (g)	1,736	1,651
Regional Management Issuance Trust Series 2021-1, Class A, 1.68%, 3/17/2031 (a)	5,728	5,446
Santander Consumer Auto Receivables Trust Series 2021-AA, Class D, 1.57%, 1/15/2027 (a)	1,500	1,390
Santander Drive Auto Receivables Trust
Series 2023-5, Class C, 6.43%, 2/18/2031	2,000	2,016
Series 2023-4, Class C, 6.04%, 12/15/2031	7,700	7,699
Santander Revolving Auto Loan Trust Series 2019-A, Class D, 3.45%, 1/26/2032 (a)	2,390	2,280
SCF Equipment Leasing LLC Series 2022-2A, Class C, 6.50%, 8/20/2032 (a)	2,250	2,198

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class B, 1.34%, 11/20/2037 (a)	428	402
Series 2021-1A, Class C, 1.79%, 11/20/2037 (a)	380	356
Stonepeak ABS Series 2021-1A, 3.82%, 2/28/2033 ‡ (a)	2,916	2,490
Tricon Residential Trust Series 2021-SFR1, Class E1, 2.79%, 7/17/2038 (a)	3,760	3,349
United Auto Credit Securitization Trust Series 2021-1, Class D, 1.14%, 6/10/2026 (a)	2,569	2,559
Upstart Pass-Through Trust
Series 2021-ST5, Class A, 2.00%, 7/20/2027 (a)	1,230	1,185
Series 2021-ST7, Class A, 1.85%, 9/20/2029 (a)	643	639
Series 2021-ST10, Class A, 2.25%, 1/20/2030 (a)	3,473	3,411
Series 2022-ST1, Class A, 2.60%, 3/20/2030 (a)	4,041	3,953
Upstart Securitization Trust
Series 2021-2, Class B, 1.75%, 6/20/2031 (a)	2,809	2,786
Series 2021-4, Class B, 1.84%, 9/20/2031 (a)	8,998	8,712
Series 2021-5, Class B, 2.49%, 11/20/2031 (a)	13,000	12,535
US Auto Funding Series 2021-1A, Class B, 1.49%, 3/17/2025 (a)	47	47
Vantage Data Centers Issuer LLC Series 2019-1A, Class A2, 3.19%, 7/15/2044 (a)	670	655
VCAT LLC
Series 2021-NPL3, Class A1, 1.74%, 5/25/2051 (a) (g)	7,198	6,776
Series 2021-NPL4, Class A1, 1.87%, 8/25/2051 (a) (g)	5,189	4,893
Venture CLO Ltd. (Cayman Islands) Series 2019-36A, Class A1AR, 6.81%, 4/20/2032 (a) (h)	11,936	11,886
Veros Auto Receivables Trust Series 2022-1, Class D, 7.23%, 7/16/2029 (a)	1,000	977
VFI ABS LLC Series 2023-1A, Class A, 7.27%, 3/26/2029 (a)	2,865	2,872
VOLT C LLC Series 2021-NPL9, Class A1, 1.99%, 5/25/2051 (a) (g)	2,970	2,777
VOLT CI LLC Series 2021-NP10, Class A1, 1.99%, 5/25/2051 (a) (g)	5,397	4,986
VOLT CIII LLC Series 2021-CF1, Class A1, 1.99%, 8/25/2051 (a) (g)	2,900	2,700
VOLT CV LLC Series 2021-CF2, Class A1, 2.49%, 11/27/2051 (a) (g)	5,806	5,367
VOLT CVI LLC Series 2021-NP12, Class A1, 2.73%, 12/26/2051 (a) (g)	3,816	3,475
VOLT XCII LLC Series 2021-NPL1, Class A1, 1.89%, 2/27/2051 (a) (g)	2,220	2,114
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 (a) (g)	8,055	7,578
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (a) (g)	5,594	5,335
VOLT XCV LLC Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 (a) (g)	4,717	4,568
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (a) (g)	3,241	3,101
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (a) (g)	4,120	3,883
VStrong Auto Receivables Trust Series 2023-A, Class B, 7.11%, 2/15/2030 (a)	2,500	2,521
Westgate Resorts LLC Series 2020-1A, Class A, 2.71%, 3/20/2034 (a)	304	300
Westlake Automobile Receivables Trust
Series 2021-3A, Class D, 2.12%, 1/15/2027 (a)	5,000	4,698
Series 2021-3A, Class E, 3.42%, 4/15/2027 (a)	13,000	12,187
Series 2023-1A, Class D, 6.79%, 11/15/2028 (a)	3,000	2,981
Total Asset-Backed Securities (Cost $701,545)		663,228
Mortgage-Backed Securities — 13.5%
FHLMC
Pool # 841360, ARM, 4.76%, 11/1/2046 (h)	20,797	20,972
Pool # 841368, ARM, 4.85%, 9/1/2047 (h)	7,435	7,568
FHLMC Gold Pools, 15 Year Pool # G18528, 3.50%, 10/1/2029	1,938	1,862
FHLMC Gold Pools, 20 Year Pool # C91649, 3.00%, 4/1/2033	29	26

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
FHLMC Gold Pools, 30 Year Pool # G61879, 4.50%, 3/1/2047	160	154
FHLMC UMBS, 10 Year
Pool # RD5034, 2.00%, 9/1/2030	23,264	21,246
Pool # RD5053, 2.00%, 3/1/2031	14,965	13,666
FHLMC UMBS, 15 Year
Pool # SB0041, 3.50%, 7/1/2034	2,137	2,052
Pool # SB0725, 4.00%, 8/1/2037	21,202	20,446
Pool # SB8184, 4.00%, 10/1/2037	10,647	10,233
Pool # SB8189, 4.00%, 11/1/2037	19,120	18,378
Pool # SB8222, 4.50%, 4/1/2038	32,401	31,592
Pool # SB8229, 4.50%, 5/1/2038	27,322	26,639
FHLMC UMBS, 30 Year
Pool # ZT1703, 4.00%, 1/1/2049	11,819	10,960
Pool # SD8233, 5.00%, 7/1/2052	7,643	7,368
Pool # SD8343, 6.00%, 7/1/2053	38,330	38,444
FNMA UMBS, 15 Year
Pool # BM4202, 3.50%, 12/1/2029	3,168	3,045
Pool # AL9552, 3.50%, 8/1/2031	225	218
Pool # AS9697, 3.50%, 5/1/2032	75	73
Pool # FM1156, 2.50%, 4/1/2033	6,141	5,733
Pool # MA4361, 2.50%, 6/1/2036	8,214	7,398
Pool # CB1216, 2.50%, 7/1/2036	9,892	8,910
Pool # FS1563, 2.50%, 7/1/2036	3,521	3,172
Pool # MA4640, 3.50%, 6/1/2037	9,686	9,130
Pool # FS2930, 4.00%, 9/1/2037	11,238	10,810
Pool # MA4776, 4.00%, 10/1/2037	8,242	7,928
FNMA UMBS, 20 Year
Pool # MA1446, 3.50%, 5/1/2033	137	129
Pool # MA1527, 3.00%, 8/1/2033	88	82
Pool # MA1921, 3.50%, 6/1/2034	4,735	4,475
Pool # FM3933, 3.00%, 6/1/2037	21,399	19,504
Pool # CA1791, 3.50%, 2/1/2038	8,750	8,252
Pool # FM3075, 3.50%, 11/1/2039	24,403	22,560
Pool # CA8310, 2.50%, 12/1/2040	13,531	11,627
FNMA UMBS, 30 Year
Pool # AB1463, 4.00%, 9/1/2040	5,275	4,988
Pool # FM2972, 4.00%, 12/1/2044	27,113	25,379
Pool # AL7453, 4.00%, 2/1/2045	3,514	3,336
Pool # FS2237, 4.00%, 10/1/2046	27,847	26,126
Pool # FS1847, 4.00%, 1/1/2049	8,221	7,636
Pool # FS1891, 4.00%, 1/1/2050	27,141	25,174
Pool # FS0085, 4.00%, 11/1/2050	14,201	13,170
Pool # MA4842, 5.50%, 12/1/2052	8,091	7,986
FNMA, Other
Pool # BF0125, 4.00%, 7/1/2056	8,764	7,975
Pool # BF0144, 3.50%, 10/1/2056	5,090	4,477
Pool # BF0184, 4.00%, 2/1/2057	2,632	2,395
Pool # BF0263, 3.50%, 5/1/2058	5,170	4,561

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
GNMA II, 30 Year
Pool # MA8201, 4.50%, 8/20/2052	3,605	3,412
Pool # MA8429, 5.50%, 11/20/2052	20,575	20,448
Total Mortgage-Backed Securities (Cost $538,184)		511,715
U.S. Treasury Obligations — 13.3%
U.S. Treasury Notes
3.25%, 8/31/2024	1,420	1,399
4.63%, 2/28/2025	4,027	4,007
3.88%, 3/31/2025	4,085	4,025
4.63%, 6/30/2025	10,575	10,535
4.75%, 7/31/2025	20,920	20,886
5.00%, 8/31/2025	11,965	12,001
3.50%, 9/15/2025	24,071	23,540
5.00%, 9/30/2025	14,500	14,553
4.50%, 11/15/2025	35,739	35,591
4.00%, 12/15/2025	10,950	10,804
3.88%, 1/15/2026	20,325	20,009
4.00%, 2/15/2026	21,305	21,023
4.63%, 3/15/2026	105,169	105,206
3.75%, 4/15/2026	54,295	53,288
4.13%, 6/15/2026	3,010	2,980
4.50%, 7/15/2026	58,670	58,629
4.38%, 8/15/2026	49,485	49,301
4.63%, 9/15/2026	6,865	6,889
3.25%, 6/30/2027	3,140	3,021
4.13%, 10/31/2027	215	212
3.50%, 1/31/2028	1,690	1,635
4.00%, 6/30/2028	36,625	36,128
4.63%, 9/30/2028	8,230	8,338
Total U.S. Treasury Obligations (Cost $507,270)		504,000
Commercial Mortgage-Backed Securities — 7.0%
Ashford Hospitality Trust Series 2018-KEYS, Class B, 6.95%, 6/15/2035 (a) (h)	600	583
BHMS Series 2018-ATLS, Class A, 6.87%, 7/15/2035 (a) (h)	500	494
BX
Series 2021-MFM1, Class D, 6.94%, 1/15/2034 (a) (h)	1,533	1,489
Series 2021-MFM1, Class E, 7.69%, 1/15/2034 (a) (h)	1,951	1,857
Citigroup Commercial Mortgage Trust
Series 2019-SMRT, Class D, 4.90%, 1/10/2036 (a) (h)	400	399
Series 2019-PRM, Class C, 3.90%, 5/10/2036 (a)	1,750	1,747
Series 2019-PRM, Class D, 4.35%, 5/10/2036 (a)	2,144	2,141
Series 2019-PRM, Class E, 4.89%, 5/10/2036 (a) (h)	1,000	998
Series 2015-GC27, Class B, 3.77%, 2/10/2048	3,900	3,661
Series 2015-GC27, Class C, 4.57%, 2/10/2048 (h)	10,337	9,421
Series 2015-GC29, Class C, 4.28%, 4/10/2048 (h)	3,600	3,297
Series 2015-GC31, Class C, 4.17%, 6/10/2048 (h)	530	408

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2015-GC33, Class B, 4.73%, 9/10/2058 (h)	3,500	2,714
Commercial Mortgage Trust
Series 2020-CBM, Class D, 3.75%, 2/10/2037 (a) (h)	3,370	3,131
Series 2014-CR14, Class B, 4.67%, 2/10/2047 (h)	4,522	3,979
Series 2014-UBS3, Class B, 4.31%, 6/10/2047	2,000	1,788
Series 2014-CR19, Class D, 4.78%, 8/10/2047 (a) (h)	3,291	2,802
Series 2014-UBS5, Class C, 4.75%, 9/10/2047 (h)	2,750	2,349
Series 2014-CR20, Class C, 4.60%, 11/10/2047 (h)	1,000	909
Series 2014-CR21, Class D, 4.06%, 12/10/2047 (a) (h)	2,665	2,248
Series 2015-CR23, Class D, 4.43%, 5/10/2048 (h)	2,000	1,608
Series 2015-LC21, Class D, 4.47%, 7/10/2048 (h)	1,000	835
Series 2015-CR25, Class B, 4.67%, 8/10/2048 (h)	5,899	5,517
Series 2015-CR26, Class B, 4.61%, 10/10/2048 (h)	2,550	2,362
Series 2015-PC1, Class B, 4.42%, 7/10/2050 (h)	3,150	2,887
CSAIL Commercial Mortgage Trust Series 2015-C4, Class E, 3.71%, 11/15/2048 (h)	2,973	2,295
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN1, Class M1, 7.33%, 1/25/2051 (a) (h)	460	447
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KC03, Class X1, IO, 0.63%, 11/25/2024 (h)	54,853	203
Series KC06, Class X1, IO, 1.01%, 6/25/2026 (h)	35,195	364
Series K734, Class X3, IO, 2.24%, 7/25/2026 (h)	35,700	1,623
Series KC05, Class X1, IO, 1.36%, 6/25/2027 (h)	26,532	619
Series K068, Class X1, IO, 0.55%, 8/25/2027 (h)	232,990	3,148
Series K739, Class X1, IO, 1.30%, 9/25/2027 (h)	63,725	2,218
Series K078, Class X1, IO, 0.22%, 6/25/2028 (h)	48,910	245
Series K090, Class X3, IO, 2.39%, 10/25/2029 (h)	32,598	3,440
Series K112, Class X1, IO, 1.54%, 5/25/2030 (h)	24,855	1,805
Series Q012, Class X, IO, 4.09%, 9/25/2035 (h)	12,199	2,152
Series K061, Class X3, IO, 2.05%, 12/25/2044 (h)	2,775	138
Series K070, Class X3, IO, 2.11%, 12/25/2044 (h)	16,537	1,111
Series K072, Class X3, IO, 2.21%, 12/25/2045 (h)	1,200	90
Series K087, Class X3, IO, 2.40%, 1/25/2046 (h)	14,050	1,320
Series K097, Class X3, IO, 2.09%, 9/25/2046 (h)	20,477	1,884
Series K104, Class X3, IO, 1.96%, 2/25/2047 (h)	25,300	2,341
Series K088, Class X3, IO, 2.43%, 2/25/2047 (h)	9,575	958
Series K735, Class X3, IO, 2.23%, 5/25/2047 (h)	40,532	1,959
Series K093, Class X3, IO, 2.28%, 5/25/2047 (h)	50,000	4,840
Series K095, Class X3, IO, 2.17%, 8/25/2047 (h)	25,000	2,363
Series K736, Class X3, IO, 2.08%, 9/25/2047 (h)	50,000	2,267
Series K099, Class X3, IO, 2.02%, 10/25/2047 (h)	13,745	1,233
Series K105, Class X3, IO, 2.04%, 3/25/2048 (h)	40,058	3,900
Series K111, Class X3, IO, 3.29%, 4/25/2048 (h)	15,644	2,502
Series K110, Class X3, IO, 3.52%, 6/25/2048 (h)	15,544	2,605
Series K114, Class X3, IO, 2.83%, 8/25/2048 (h)	10,750	1,472
Series K115, Class X3, IO, 3.06%, 9/25/2048 (h)	21,273	3,181
Series K125, Class X3, IO, 2.74%, 2/25/2049 (h)	15,690	2,238
FNMA ACES
Series 2020-M10, Class X1, IO, 1.90%, 12/25/2030 (h)	46,589	3,467
Series 2019-M21, Class X2, IO, 1.40%, 2/25/2031 (h)	28,845	1,597

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2020-M37, Class X, IO, 1.12%, 4/25/2032 (h)	69,548	3,297
FREMF Series 2018-KF46, Class B, 7.38%, 3/25/2028 (a) (h)	151	138
FREMF Mortgage Trust
Series 2017-KF34, Class B, 8.13%, 8/25/2024 (a) (h)	2,974	2,944
Series 2017-KF38, Class B, 7.93%, 9/25/2024 (a) (h)	59	58
Series 2017-KF39, Class B, 7.93%, 11/25/2024 (a) (h)	99	98
Series 2018-KF42, Class B, 7.63%, 12/25/2024 (a) (h)	968	948
Series 2018-KF53, Class B, 7.48%, 10/25/2025 (h)	369	356
Series 2019-KC03, Class B, 4.53%, 1/25/2026 (a) (h)	5,000	4,724
Series 2019-KF60, Class B, 7.78%, 2/25/2026 (a) (h)	1,005	965
Series 2019-KF62, Class B, 7.48%, 4/25/2026 (a) (h)	212	198
Series 2019-KC06, Class B, 3.95%, 9/25/2026 (a) (h)	7,600	6,880
GS Mortgage Securities Trust
Series 2013-GC10, Class C, 4.29%, 2/10/2046 (a) (h)	2,207	2,114
Series 2017-GS5, Class D, 3.51%, 3/10/2050 (a) (h)	2,250	976
Series 2015-GC30, Class C, 4.20%, 5/10/2050 (h)	3,695	2,910
Independence Plaza Trust Series 2018-INDP, Class C, 4.16%, 7/10/2035 (a)	3,500	3,236
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class C, 4.83%, 4/15/2047 (h)	2,000	1,888
Series 2015-C30, Class C, 4.37%, 7/15/2048 (h)	7,732	5,533
Series 2015-C31, Class B, 4.78%, 8/15/2048 (h)	4,410	3,605
Series 2015-C31, Class C, 4.78%, 8/15/2048 (h)	3,360	2,521
Series 2016-C1, Class D1, 4.36%, 3/17/2049 (a) (h)	4,600	3,649
JPMCC Commercial Mortgage Securities Trust Series 2017-JP5, Class D, 4.65%, 3/15/2050 (a) (h)	3,725	2,517
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C16, Class D, 5.04%, 12/15/2046 (a) (h)	1,165	990
Life Mortgage Trust Series 2021-BMR, Class C, 6.54%, 3/15/2038 (a) (h)	2,757	2,657
MHC Commercial Mortgage Trust Series 2021-MHC, Class D, 7.04%, 4/15/2038 (a) (h)	2,076	2,037
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class D, 5.22%, 2/15/2047 (a) (h)	1,627	1,465
Series 2014-C15, Class C, 5.20%, 4/15/2047 (h)	300	291
Series 2014-C17, Class C, 4.64%, 8/15/2047 (h)	5,411	4,920
Series 2014-C17, Class D, 4.89%, 8/15/2047 (a) (h)	2,000	1,746
Series 2014-C18, Class B, 4.58%, 10/15/2047 (h)	6,000	5,760
Series 2014-C18, Class C, 4.62%, 10/15/2047 (h)	4,366	4,118
Series 2015-C20, Class C, 4.60%, 2/15/2048 (h)	5,400	4,894
Series 2015-C24, Class D, 3.26%, 5/15/2048 (a)	3,150	2,583
Series 2015-C24, Class C, 4.47%, 5/15/2048 (h)	2,060	1,770
Series 2016-C31, Class B, 3.88%, 11/15/2049 (h)	2,577	2,109
Series 2015-C23, Class D, 4.28%, 7/15/2050 (a) (h)	2,000	1,698
Morgan Stanley Capital I Trust
Series 2018-SUN, Class B, 6.82%, 7/15/2035 (a) (h)	250	246
Series 2015-MS1, Class B, 4.16%, 5/15/2048 (h)	5,450	4,927
Series 2020-HR8, Class XA, IO, 1.96%, 7/15/2053 (h)	21,045	1,888
MRCD MARK Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (a)	6,960	6,367
Series 2019-PARK, Class B, 2.72%, 12/15/2036 (a)	6,000	5,219
Series 2019-PARK, Class D, 2.72%, 12/15/2036 (a)	2,000	1,210
Series 2019-PARK, Class E, 2.72%, 12/15/2036 (a)	7,500	4,311

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
SG Commercial Mortgage Securities Trust Series 2016-C5, Class B, 3.93%, 10/10/2048	275	234
STWD Mortgage Trust (Cayman Islands)
Series 2021-LIH, Class B, 7.09%, 11/15/2036 (a) (h)	3,600	3,502
Series 2021-LIH, Class C, 7.39%, 11/15/2036 (a) (h)	2,200	2,125
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (h)	960	908
Series 2021-2, Class A, 1.52%, 8/25/2051 (a) (h)	3,738	3,068
Wells Fargo Commercial Mortgage Trust
Series 2015-C27, Class C, 3.89%, 2/15/2048	2,500	1,964
Series 2015-C29, Class C, 4.36%, 6/15/2048 (h)	3,750	3,405
Series 2018-C43, Class A3, 3.75%, 3/15/2051	831	767
Series 2015-LC22, Class D, 4.70%, 9/15/2058 (h)	10,106	8,317
WFRBS Commercial Mortgage Trust
Series 2013-C11, Class B, 3.71%, 3/15/2045 (h)	56	49
Series 2014-C22, Class C, 3.90%, 9/15/2057 (h)	8,583	6,049
Series 2014-C22, Class D, 4.04%, 9/15/2057 (a) (h)	1,000	452
Series 2014-C22, Class B, 4.37%, 9/15/2057 (h)	3,000	2,539
Total Commercial Mortgage-Backed Securities (Cost $308,723)		263,789
Collateralized Mortgage Obligations — 4.2%
Alternative Loan Trust
Series 2004-25CB, Class A1, 6.00%, 12/25/2034	141	122
Series 2005-80CB, Class 5A1, 6.00%, 2/25/2036	111	103
Angel Oak Mortgage Trust
Series 2019-5, Class A3, 2.92%, 10/25/2049 (a) (h)	394	378
Series 2019-5, Class B1, 3.96%, 10/25/2049 (a) (h)	1,060	898
Angel Oak Mortgage Trust I LLC Series 2018-3, Class B1, 5.04%, 9/25/2048 (a) (h)	4,000	3,583
ANTLR Mortgage Trust Series 2021-RTL1, Class A1, 3.12%, 11/25/2024 (a) (g)	1,794	1,782
Arroyo Mortgage Trust
Series 2019-1, Class A1, 3.80%, 1/25/2049 (a) (h)	79	73
Series 2019-2, Class A3, 3.80%, 4/25/2049 (a) (h)	177	164
CHL Mortgage Pass-Through Trust
Series 2005-J2, Class 3A8, 5.50%, 8/25/2035	528	325
Series 2006-HYB2, Class 2A1B, 3.93%, 4/20/2036 (h)	78	68
CIM Trust Series 2019-INV2, Class A11, 6.39%, 5/25/2049 (a) (h)	77	74
Connecticut Avenue Securities Trust
Series 2019-R07, Class 1M2, 7.54%, 10/25/2039 (a) (h)	25	25
Series 2021-R03, Class 1M2, 6.98%, 12/25/2041 (a) (h)	9,450	9,333
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-9, Class 1A2, 5.25%, 10/25/2035	776	674
CSMC Trust Series 2021-RPL1, Class A1, 1.67%, 9/27/2060 (a) (h)	4,391	4,147
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-3, Class 2A1, 6.21%, 10/25/2047 (h)	645	449
FHLMC STACR REMIC Trust Series 2020-HQA3, Class B1, 11.19%, 7/25/2050 (a) (h)	6,478	7,135
FHLMC, REMIC
Series 3036, Class NE, 5.00%, 9/15/2035	86	85
Series 3294, Class NE, 5.50%, 3/15/2037	176	176
Series 3878, Class PL, 4.50%, 11/15/2040	10,934	10,632
Series 4012, Class GS, IF, IO, 1.06%, 3/15/2042 (h)	4,353	483
Series 4338, Class SA, IF, IO, 0.56%, 5/15/2044 (h)	3,975	413

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 4477, Class SA, IF, IO, 0.71%, 5/15/2045 (h)	3,863	411
Series 4505, Class SA, IF, IO, 0.71%, 8/15/2045 (h)	3,286	325
Series 4681, Class SD, IF, IO, 0.71%, 5/15/2047 (h)	296	34
Series 4925, Class SH, IF, IO, 0.66%, 10/25/2049 (h)	7,353	658
Series 4954, Class SB, IF, IO, 0.61%, 2/25/2050 (h)	7,463	731
Series 5021, Class MI, IO, 3.00%, 10/25/2050	24,809	3,847
Series 4632, Class MA, 4.00%, 8/15/2054	5,330	5,091
Series 4634, Class MD, 5.00%, 11/15/2054	9,188	8,988
Series 4630, Class MA, 4.00%, 1/15/2055	7,400	7,186
Series 4839, Class WS, IF, IO, 0.66%, 8/15/2056 (h)	12,077	1,524
FHLMC, STRIPS
Series 267, Class S5, IF, IO, 0.56%, 8/15/2042 (h)	3,282	228
Series 342, Class S7, IF, IO, 0.67%, 2/15/2045 (h)	1,397	141
FNMA, Connecticut Avenue Securities Series 2021-R02, Class 2M2, 7.33%, 11/25/2041 (a) (h)	6,500	6,431
FNMA, REMIC
Series 2013-55, Class AI, IO, 3.00%, 6/25/2033	867	83
Series 2015-85, Class SA, IF, IO, 0.18%, 11/25/2045 (h)	3,284	243
Series 2016-74, Class GS, IF, IO, 0.56%, 10/25/2046 (h)	1,658	179
Series 2017-31, Class SG, IF, IO, 0.66%, 5/25/2047 (h)	7,905	839
Series 2019-31, Class S, IF, IO, 0.61%, 7/25/2049 (h)	4,002	384
Series 2019-42, Class SK, IF, IO, 0.61%, 8/25/2049 (h)	3,264	341
Series 2022-42, Class EA, 3.75%, 6/25/2052	64,103	59,851
Series 2022-43, Class P, 4.00%, 7/25/2052	9,939	9,319
GNMA
Series 2012-39, Class MI, IO, 4.00%, 3/16/2042	268	50
Series 2015-123, Class SE, IF, IO, 0.27%, 9/20/2045 (h)	4,077	371
Series 2016-108, Class SM, IF, IO, 0.65%, 8/20/2046 (h)	729	77
Series 2018-139, Class SB, IF, IO, 0.70%, 10/20/2048 (h)	6,043	672
LHOME Mortgage Trust Series 2021-RTL1, Class A1, 3.09%, 2/25/2026 (a) (h)	246	245
New Residential Mortgage Loan Trust Series 2019-NQM5, Class B1, 4.04%, 11/25/2059 (a) (h)	3,041	2,272
NYMT Loan Trust
Series 2020-SP2, Class A1, 5.94%, 10/25/2060 (a) (h)	1,613	1,605
Series 2021-SP1, Class A1, 1.67%, 8/25/2061 (a) (g)	4,455	4,096
RALI Trust Series 2003-QS12, Class A4, 3.35%, 6/25/2018	—	—
Structured Asset Mortgage Investments II Trust Series 2006-AR6, Class 2A1, 5.84%, 7/25/2046 (h)	936	636
Verus Securitization Trust Series 2019-4, Class B1, 3.86%, 11/25/2059 (a) (h)	600	505
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR5, Class A6, 4.62%, 5/25/2035 (h)	58	55
Total Collateralized Mortgage Obligations (Cost $174,532)		158,540
Foreign Government Securities — 0.8%
Dominican Republic Government Bond
4.50%, 1/30/2030 (a)	6,540	5,752
7.05%, 2/3/2031 (a)	1,140	1,146
Federal Republic of Nigeria
7.63%, 11/21/2025 (f)	700	683
6.50%, 11/28/2027 (f)	5,800	5,133
Hashemite Kingdom of Jordan
4.95%, 7/7/2025 (f)	1,800	1,741

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
6.13%, 1/29/2026 (f)	2,800	2,744
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (a)	1,530	1,542
Lebanese Republic 6.38%, 3/9/2020 (b)	4,362	240
Republic of Angola
9.50%, 11/12/2025 (f)	900	876
8.25%, 5/9/2028 (f)	2,000	1,770
Republic of Cote d'Ivoire
6.38%, 3/3/2028 (f)	4,600	4,418
5.75%, 12/31/2032 (f) (g)	964	888
Republic of Iraq 5.80%, 1/15/2028 (f)	1,912	1,757
Turkiye Ihracat Kredi Bankasi A/S 9.38%, 1/31/2026 (a)	2,751	2,825
Total Foreign Government Securities (Cost $37,576)		31,515
Loan Assignments — 0.5% (c) (i)
Beverages — 0.0% ^
Triton Water Holdings, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.90%, 3/31/2028	1,935	1,901
Broadline Retail — 0.1%
GoodRx, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 8.20%, 10/10/2025	2,799	2,796
Containers & Packaging — 0.0% ^
Graham Packaging Co., Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 8.46%, 8/4/2027	1,183	1,179
Electrical Equipment — 0.0% ^
Cortes NP Acquisition Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 8.18%, 3/2/2027	1,067	1,068
Ground Transportation — 0.1%
First Student Bidco, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 8.65%, 7/21/2028	1,776	1,745
First Student Bidco, Inc., 1st Lien Term Loan C (3-MONTH CME TERM SOFR + 3.00%), 8.65%, 7/21/2028	667	656
		2,401
IT Services — 0.1%
MH Sub I LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.25%), 9.60%, 5/3/2028	2,012	1,946
Machinery — 0.0% ^
Alliance Laundry Systems LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.50%), 8.99%, 10/8/2027	1,135	1,136
Personal Care Products — 0.1%
Nestle Skin Health SA, Term Loan B (Luxembourg) (3-MONTH CME TERM SOFR + 3.50%), 9.24%, 10/1/2026	2,407	2,414
Software — 0.1%
Genesys Telecom Holdings US, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.00%), 9.46%, 12/1/2027	2,042	2,043
Specialty Retail — 0.0% ^
AppleCaramel Buyer LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 9.10%, 10/19/2027	1,067	1,066
Total Loan Assignments (Cost $18,060)		17,950
Municipal Bonds — 0.1% (j)
California — 0.1%
California Housing Finance Agency Series 2021-1, Class X, Rev., 0.80%, 11/20/2035 (Cost $2,673)	52,879	2,615

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 0.0% ^
Oil, Gas & Consumable Fuels — 0.0% ^
Chord Energy Corp.	1	223
EP Energy Corp. ‡ *	2	3
Gulfport Energy Corp. *	3	394
		620
Wireless Telecommunication Services — 0.0% ^
Intelsat SA (Luxembourg) ‡ *	15	398
Total Common Stocks (Cost $676)		1,018
	PRINCIPAL AMOUNT ($000)
Convertible Bonds — 0.0% ^
Oil, Gas & Consumable Fuels — 0.0% ^
Gulfport Energy Corp. 10.00% (Cash), 1/8/2024 ‡ (e) (k) (l) (Cost $46)	—	480
	NO. OF RIGHTS (000)
Rights — 0.0% ^
Diversified Telecommunication Services — 0.0% ^
Intelsat Jackson Holdings SA, expiring 12/5/2025 (Luxembourg) ‡ * (Cost $— )	3	—
	SHARES (000)
Short-Term Investments — 3.8%
Investment Companies — 3.5%
JPMorgan Prime Money Market Fund Class IM Shares, 5.48% (m) (n) (Cost $133,238)	133,192	133,258
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.3%
U.S. Treasury Bills, 5.41%, 2/15/2024 (o) (p) (Cost $11,014)	11,138	11,014
Total Short-Term Investments (Cost $144,252)		144,272
Total Investments — 99.2% (Cost $3,977,372)		3,752,496
Other Assets Less Liabilities — 0.8%		29,991
NET ASSETS — 100.0%		3,782,487

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2023.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2023. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PIK	Payment In Kind
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Defaulted security.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2023.
(d)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at November 30, 2023 is $36,453 or 0.96% of the Fund’s net
assets as of November 30, 2023.

(e)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(f)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(g)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2023.

(h)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2023.

(i)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(j)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(k)	Security is an interest bearing note with preferred security characteristics.
(l)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2023.

(m)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(n)	The rate shown is the current yield as of November 30, 2023.
(o)	The rate shown is the effective yield as of November 30, 2023.
(p)	All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
Futures contracts outstanding as of November 30, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 2 Year Note	2,679	03/28/2024	USD	547,939	1,171
U.S. Treasury 5 Year Note	6,404	03/28/2024	USD	684,778	2,425
3,596
Short Contracts
U.S. Treasury 10 Year Note	(1,524)	03/19/2024	USD	(167,473)	(678)
U.S. Treasury 10 Year Ultra Note	(812)	03/19/2024	USD	(92,251)	(501)
U.S. Treasury Long Bond	(185)	03/19/2024	USD	(21,575)	(161)
U.S. Treasury Ultra Bond	(33)	03/19/2024	USD	(4,063)	(52)
(1,392)
2,204

Abbreviations
USD	United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of November 30, 2023 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.41-V2	5.00	Quarterly	12/20/2028	4.03	USD61,500	(554)	(2,419)	(2,973)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps are valued utilizing market quotations from approved Pricing Services.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2023.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$629,117	$34,111	$663,228
Collateralized Mortgage Obligations	—	158,540	—	158,540
Commercial Mortgage-Backed Securities	—	263,789	—	263,789
Common Stocks
Oil, Gas & Consumable Fuels	617	—	3	620
Wireless Telecommunication Services	—	—	398	398
Total Common Stocks	617	—	401	1,018
Convertible Bonds	—	—	480	480
Corporate Bonds
Aerospace & Defense	—	2,834	—	2,834
Automobile Components	—	8,636	—	8,636
Automobiles	—	4,238	—	4,238
Banks	—	694,801	—	694,801
Biotechnology	—	1,265	—	1,265
Broadline Retail	—	1,693	—	1,693
Building Products	—	4,817	—	4,817
Capital Markets	—	169,576	—	169,576
Chemicals	—	9,361	—	9,361
Commercial Services & Supplies	—	8,668	—	8,668
Communications Equipment	—	2,074	—	2,074
Construction & Engineering	—	2,948	—	2,948
Consumer Finance	—	75,007	—	75,007
Consumer Staples Distribution & Retail	—	4,538	—	4,538
Containers & Packaging	—	10,348	—	10,348
Diversified Consumer Services	—	592	—	592
Diversified Telecommunication Services	—	18,302	—	18,302
Electric Utilities	—	55,990	—	55,990
Energy Equipment & Services	—	6,059	—	6,059
Entertainment	—	12,158	—	12,158
Financial Services	—	34,621	—	34,621
Food Products	—	28,118	—	28,118
Ground Transportation	—	3,619	—	3,619
Health Care Equipment & Supplies	—	1,802	—	1,802
Health Care Providers & Services	—	22,700	—	22,700
Hotel & Resort REITs	—	1,390	—	1,390
Hotels, Restaurants & Leisure	—	21,671	—	21,671
Household Durables	—	2,887	—	2,887
Household Products	—	3,692	—	3,692
Independent Power and Renewable Electricity Producers	—	9,052	—	9,052
Insurance	—	12,757	—	12,757
IT Services	—	2,151	—	2,151
Leisure Products	—	948	—	948

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Machinery	$—	$508	$—	$508
Media	—	36,900	—	36,900
Metals & Mining	—	8,750	—	8,750
Multi-Utilities	—	3,921	—	3,921
Oil, Gas & Consumable Fuels	—	75,625	5	75,630
Passenger Airlines	—	4,143	—	4,143
Personal Care Products	—	1,031	—	1,031
Pharmaceuticals	—	5,215	—	5,215
Real Estate Management & Development	—	645	—	645
Semiconductors & Semiconductor Equipment	—	20,822	—	20,822
Software	—	9,086	—	9,086
Specialized REITs	—	2,727	—	2,727
Specialty Retail	—	9,633	—	9,633
Technology Hardware, Storage & Peripherals	—	1,312	—	1,312
Tobacco	—	14,269	—	14,269
Trading Companies & Distributors	—	18,540	—	18,540
Wireless Telecommunication Services	—	929	—	929
Total Corporate Bonds	—	1,453,369	5	1,453,374
Foreign Government Securities	—	31,515	—	31,515
Loan Assignments	—	17,950	—	17,950
Mortgage-Backed Securities	—	511,715	—	511,715
Municipal Bonds	—	2,615	—	2,615
Rights	—	—	— (a)	— (a)
U.S. Treasury Obligations	—	504,000	—	504,000
Short-Term Investments
Investment Companies	133,258	—	—	133,258
U.S. Treasury Obligations	—	11,014	—	11,014
Total Short-Term Investments	133,258	11,014	—	144,272
Total Investments in Securities	$133,875	$3,583,624	$34,997	$3,752,496
Appreciation in Other Financial Instruments
Futures Contracts	$3,596	$—	$—	$3,596
Depreciation in Other Financial Instruments
Futures Contracts	(1,392)	—	—	(1,392)
Swaps	—	(2,419)	—	(2,419)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$2,204	$(2,419)	$—	$(215)

(a)	Amount rounds to less than one thousand.
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2023	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2023
Investments in Securities:
Asset-Backed Securities	$32,692	$—	$614	$— (a)	$10,000	$(7,492)	$—	$(1,703)	$34,111

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
	Balance as of February 28, 2023	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2023
Collateralized Mortgage Obligations	$5,187	$—	$363	$— (a)	$—	$(5,550)	$—	$—	$—
Common Stocks	375	9	26	—	—	(9)	—	—	401
Convertible Bonds	232	—	248	—	—	—	—	—	480
Corporate Bonds	— (a)	— (a)	4	—	—	— (a)	1	—	5
Rights	— (a)	—	—	— (a)	—	—	—	—	— (a)
Total	$38,486	$9	$1,255	$— (a)	$10,000	$(13,051)	$1	$(1,703)	$34,997

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2023, which were valued using significant unobservable inputs (level 3) amounted to $891.
There were no significant transfers into or out of level 3 for the period ended November 30, 2023.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at November 30, 2023	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$9,227	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	6.82% - 9.36% (7.62%)

Asset-Backed Securities	9,227
	480	Term of Restructuring	Liquidation Preference	71.43x (71.43x)

Convertible Bonds	480
Total	$9,707

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services.  At November 30 2023, the value of these investments was $25,290. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2023	Shares at November 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.48% (a) (b)	$117,008	$1,223,106	$1,206,855	$(12)	$11	$133,258	133,192	$4,380	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2023.
C. Derivatives — The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (2) below describe the various derivatives used by the Fund.
(1). Futures Contracts — The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.